Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						3 Months Ended
	Mar. 31, 2013 Interest Rate Swaps	Dec. 31, 2013 Not Designated as Hedging Instrument Foreign Exchange Swaps	Dec. 31, 2012 Not Designated as Hedging Instrument Foreign Exchange Swaps	Dec. 31, 2011 Not Designated as Hedging Instrument Foreign Exchange Swaps	Dec. 31, 2013 Less Than Six Months Fair Value, Measurements, Recurring Not Designated as Hedging Instrument Foreign Exchange Swaps Other Current Assets Liabilities	Dec. 31, 2012 Less Than Six Months Fair Value, Measurements, Recurring Not Designated as Hedging Instrument Foreign Exchange Swaps Other Current Assets Liabilities	Mar. 31, 2013 Less Than 6 Years Derivatives Designated as Hedging Instruments Fair Value Hedge Interest Rate Swaps	Mar. 31, 2013 Less Than 6 Years Fair Value, Measurements, Recurring Derivatives Designated as Hedging Instruments Fair Value Hedge Interest Rate Swaps Other Non Current Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative notional volume, amount after offsetting swaps		$ 425.4	$ 554.8	$ 845.2	$ 425.4	$ 554.8
Derivative asset, amount after offsetting swaps					1.5	0.6
Derivative liability, amount after offsetting swaps					2.6	0.6
Decrease in derivative asset	$ 60						$ 60	$ 60